BORROWINGS - Schedule of Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
BORROWINGS [Abstact]
Secured credit facilities	$ 290,447	$ 323,473
Senior notes due 2019	350,000	350,000
Ship mortgage notes	488,000	488,000
Logistics Senior notes	290,000	200,000
Navios Logistics other long-term loans	567	598
Total borrowings	1,419,014	1,362,071
Plus: unamortized premium	3,251	0
Less: unamortized discount	(3,537)	(3,859)
Less: current portion	(14,255)	(33,095)
Total long-term borrowings	$ 1,404,473	$ 1,325,117